Note 7 - Long-term Debt and Note Payable to Bank (Details Textual) - USD ($)			12 Months Ended
	Oct. 31, 2016	Apr. 26, 2016	Oct. 31, 2016	Feb. 28, 2018	Feb. 28, 2017	Oct. 31, 2015
Long-term Debt	$ 6,945,994		$ 6,945,994			$ 7,227,007
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	294,214		294,214
Long-term Debt, Maturities, Repayments of Principal in Year Two	11,651,780		11,651,780
Revolving Credit Facility [Member] | The Commercial Loan [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 9,000,000		$ 9,000,000
Revolving Credit Facility [Member] | Certain Receivables Aged Ninety Days or Over [Member] | The Commercial Loan [Member]
Line of Credit Facility, Maximum Borrowing Capacity, Percentage of Related Category Used For Calculation			85.00%
Line of Credit Facility, Maximum Borrowing Capacity, Maximum Aging of Receivables			90 days
Revolving Credit Facility [Member] | Certain Foreign Receivables [Member] | The Commercial Loan [Member]
Line of Credit Facility, Maximum Borrowing Capacity, Percentage of Related Category Used For Calculation			35.00%
Line of Credit Facility, Maximum Amount Outstanding During Period			$ 1,000,000
Revolving Credit Facility [Member] | Certain Raw Materials of Inventory [Member] | The Commercial Loan [Member]
Line of Credit Facility, Maximum Borrowing Capacity, Percentage of Related Category Used For Calculation			25.00%
Revolving Credit Facility [Member] | BNC [Member]
Line of Credit Facility, Maximum Borrowing Capacity		$ 7,000,000
Revolving Credit Facility [Member] | BNC [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate	4.18%	3.65%
Revolving Credit Facility [Member] | BNC [Member] | Scenario, Forecast [Member]
Line of Credit Facility, Maximum Borrowing Capacity				$ 6,000,000	$ 6,500,000
North Carolina Real Estate Loan [Member]
Debt Instrument, Interest Rate, Stated Percentage	4.25%		4.25%			4.25%
Long-term Debt	$ 1,780,209	$ 1,816,609	$ 1,780,209			$ 1,852,230
Virginia Real Estate Loan [Member]
Debt Instrument, Interest Rate, Stated Percentage	4.25%		4.25%			4.25%
Long-term Debt	$ 5,165,785	$ 5,271,411	$ 5,165,785			$ 5,374,777
The Commercial Loan [Member] | Revolving Credit Facility [Member]
Long-term Line of Credit	5,000,000		5,000,000			6,000,000
Line of Credit Facility, Remaining Borrowing Capacity	$ 2,000,000		$ 2,000,000			$ 2,600,000